Shareholders' Equity - Schedule of Warrants Activity (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrants Activity [Lne items]
Warrants outstanding, number of warrants		6,023,700	6,023,700
Warrants outstanding, weighted average life		1 month 6 days	1 year 1 month 6 days
Warrants outstanding, expiration dates		Feb. 05, 2024	Feb. 05, 2024
Warrants outstanding, number of warrants			6,023,700
Warrants outstanding, weighted average life			1 month 6 days
Warrants outstanding, expiration dates			Feb. 05, 2024
warrants exercisable, number of warrants
warrants exercisable, weighted average life
warrants exercisable, expiration dates